Subsequent events (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 12, 2021	Jan. 06, 2021	Jan. 04, 2021	Feb. 22, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 25, 2021	Feb. 25, 2021	Dec. 31, 2019
Subsequent events (Details) [Line Items]
Aggregate ordinary shares					17,373,438
Consideration paid (in Dollars)					$ 9,232
Aggregate shares issued				175,000,000
Number of common shares					13,639,451				11,412,930
Events After Reporting Period [Member]
Subsequent events (Details) [Line Items]
Aggregate ordinary shares						281,304		956,333
Price per share (in Dollars per share)						$ 1.526
Consideration paid (in Dollars)	$ 1,180
Shall pay additional payment (in Dollars)	$ 400
Tokens of subsequent events decription	The first additional payments may be reduced to $200, subject to the number of issuers contracted to be listed on the trading platform between the time of the closing and the date of payment. In addition, the Company shall grant OFN a warrant to purchase 500,000 INX Tokens and additional warrants to INX Tokens, equal to 35,000 Tokens multiplied by the number of full months commencing as of June 1, 2020 and until the consummation of the transaction. The warrants underlying the Grant shall be exercisable during a period of 24 months as of the closing, with an exercise price of $ 0.07 per token. In addition, OFN will be entitled to additional consideration in a way of a split of the platform generated profit as follows: 33% in the first and second years of operations, 20% and 10% in the third and fourth years of operations, respectively.
Number of common shares							197,710
Employment agreement, description			Mr. Avneri was granted with an option to purchase 180, 000 INX Tokens at a price of $0.09 per each Token and will be entitled to an option to purchase additional 180,000 INX Tokens upon the execution of the Avneri Employment Agreement with the Company. In addition, upon and subject to the adoption of a Share Ownership and Award Plan by the Company, Mr. Avneri shall receive an option to purchase 269,640 Ordinary Shares of the Company, at a price per share equal to the fair value at the shares subject to vesting over a period of four year from the grant date, subject to the continuous engagement of Mr. Avneri with the Company.
Salary of approximately (in Dollars)		$ 195
Bonus payment acquisition (in Dollars)		$ 50
Granted an option to purchase		150,000
Token per price (in Dollars per share)		$ 0.9					$ 0.9
Issuance of share awards								1,288,882
Mr. Avneri [Member] | Events After Reporting Period [Member]
Subsequent events (Details) [Line Items]
Monthly payment (in Dollars)			$ 31
SPiCE Venture Capital Pte. Ltd [Member] | Events After Reporting Period [Member]
Subsequent events (Details) [Line Items]
Aggregate ordinary shares						98,296
Price per share (in Dollars per share)						$ 1.526
TSX Venture Exchange [Member]
Subsequent events (Details) [Line Items]
Number of common shares				5,000,000